Withholding Taxes Receivables, Net (Details) - Schedule of current and non current portion of tax receivables - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Current And Non Current Portion Of Tax Receivables Abstract
Current portion	$ 757,024
Non-current portion	1,934,072	3,531,953
Withholding taxes receivables, net	$ 2,691,096	$ 3,531,953